Annual Total Returns - Fidelity Freedom Blend 2065 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2065 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Class K6
Bar Chart Table:
Annual Return 2020	18.06%
Annual Return 2021	16.45%